SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Schedule of assumptions used to estimate the fair value of the share options on the date of grant

	As of April 18,	As of July 17,	As of January 3,
	2022	2023	2024
Risk-free interest rate	2.85%	3.81%	3.91%
Expected volatility range	34.79%	39.55%	38.25%
Exercise multiple	2.80	2.80	2.80
Expected dividend yield	—	—	—

	As of August 29,	As of September 1,	As of November 1,
	2024	2024	2024
Risk-free interest rate	3.87%	3.91%	4.37%
Expected volatility range	36.06%	36.02%	35.58%
Exercise multiple	2.80	2.80	2.20
Expected dividend yield	—	—	—

	As of February 12,	As of April 15,	As of June 10,
	2025	2025	2025
Risk-free interest rate	4.62%	4.35%	4.40%
Expected volatility range	33.94%	34.04%	33.49%
Exercise multiple	2.80	2.80	2.20
Expected dividend yield	—	—	—

	As of October 07,	As of October 28,
	2025	2025
Risk-free interest rate	4.14%	3.99%
Expected volatility range	33.24%	33.10%
Exercise multiple	2.80	2.80
Expected dividend yield	—	—

Summary of stock option activity under the plans

		Weighted	Weighted	Weighted
		Average	Average	Average	Aggregate
	Number of	Exercise	Grant Date	Remaining	Intrinsic
	Options	Price	Fair Value	Term (Years)	Value
Outstanding as of January 1, 2023	3,576,403	$3.0508	$2.2782	8.43	$10,473
Granted	1,015,000	$14.4500	$5.8298	—	—
Exercised	(347,316)	$1.0070	$2.5695	—	—
Forfeited or expired	(42,000)	$6.0000	$2.0797	—	—
Outstanding as of December 31, 2023	4,202,087	$6.0304	$3.1048	8.20	$31,109
Granted	1,275,000	$49.4420	$19.6808	—	—
Exercised	(346,869)	$7.9775	$3.1139	—	—
Forfeited or expired	—	$—	$—	—	—
Outstanding as of December 31, 2024	5,130,218	$16.6162	$7.1954	7.17	$273,358
Granted	1,150,000	$62.6847	$24.2127	—	—
Exercised	(561,081)	$13.9818	$5.4451	—	—
Forfeited or expired	(259,261)	$5.0433	$2.4485	—	—
Outstanding as of December 31, 2025	5,459,876	$27.1428	$11.1722	7.25	$359,681
Vested and Expected to Vest Options as of December 31, 2025	5,021,286	$15.3838	$6.4514	6.19	$13,924
Exercisable Options as of December 31, 2025	2,286,217	$28.8146	$10.4306	7.48	$16,282

Schedule of assumptions used to estimate the fair value of the specified share price

February 12,
2025
Risk-free interest rate	4.36%
Expected volatility range	32.35%
Expected dividend yield	—

Schedule of RSUs activity

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Grant Date	Recognition
	Shares	Fair Value per share	Period (Years)
Non-vested at January 1, 2025	—	$—	$—
Granted	395,751	47.80	—
Vested	(240,000)	36.28	—
Cancelled or forfeited	—	—	—
Non-vested at December 31, 2025	155,751	65.54	1.62

Employee Stock Option
SHARE-BASED COMPENSATION
Schedule of share-based compensation expense

	Years ended December 31,
	2023	2024	2025
Research and development	$1,716	$3,775	$7,761
Selling, general and administrative	2,107	5,212	22,394
Total.	$3,823	$8,987	$30,155

Restricted stock units
SHARE-BASED COMPENSATION
Schedule of share-based compensation expense

	Years ended December 31,
	2023	2024	2025
Research and development	$—	$—	$1,386
Selling, general and administrative	—	—	7,378
Total	$—	$—	$8,764